Redeemable Convertible Preferred Stock - Narrative (Details)		6 Months Ended	12 Months Ended
	May 03, 2017 USD ($) shares	Jul. 31, 2017 USD ($) director vote shares	Jan. 31, 2017 $ / shares
Temporary Equity [Line Items]
Conversion of redeemable convertible preferred stock to common stock in connection with initial public offering		$ 657,687,000
Preferred stock dividend rate (as a percent)		8.00%
Common dividends declared (in dollars per share) | $ / shares			$ 0
Preferred dividends declared (in dollars per share) | $ / shares			$ 0
Net proceeds minimum triggering automatic preferred stock conversion		$ 50,000,000.0
Number of votes preferred shares | vote		1
Common Stock
Temporary Equity [Line Items]
Conversion of redeemable convertible preferred stock to common stock in connection with initial public offering (unaudited) (in shares) | shares	74,907,415	74,907,415
Conversion of redeemable convertible preferred stock to common stock in connection with initial public offering		$ 4,000
Directors elected by common shareholders | director		2
Additional Paid-In Capital
Temporary Equity [Line Items]
Conversion of redeemable convertible preferred stock to common stock in connection with initial public offering	$ 657,700,000	$ 657,683,000